CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) $ in Thousands	Jun. 30, 2015 USD ($) shares	Jun. 30, 2015 ₪ / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 ₪ / shares
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 15		$ 15
Ordinary shares, par value per share | ₪ / shares		₪ 0.4		₪ 0.4
Ordinary shares, shares authorized	32,500,000		32,500,000
Ordinary shares, shares issued	16,225,825		15,375,716
Ordinary shares, shares outstanding	16,225,825		15,375,716